OPERATING REVENUE - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from sale of goods	$ 392	$ 465	$ 427
Other revenue	117	158	133
Revenue	7,980	8,863	9,086
Russia | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	366	446	396
Other revenue	13	11	13
Revenue	3,819	4,481	4,654
Pakistan | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	11	6	8
Other revenue	88	86	95
Revenue	1,233	1,321	1,494
Ukraine | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Other revenue	5	6	3
Revenue	933	870	688
Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	7	2	4
Other revenue	2	39	1
Revenue	479	486	441
Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Other revenue	1	1	1
Revenue	198	258	315
Algeria | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	4	2	4
Other revenue	0	2	8
Revenue	689	775	813
Bangladesh | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	0	1	5
Other revenue	10	11	12
Revenue	537	537	521
Other frontier markets | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of goods	4	8	10
Other revenue	0	2	0
Revenue	125	172	201
Mobile
Disclosure of operating segments [line items]
Revenue from rendering of services	6,791	7,554	7,809
Mobile | Russia | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	2,917	3,485	3,679
Mobile | Pakistan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	1,134	1,229	1,391
Mobile | Ukraine | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	869	812	641
Mobile | Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	392	379	363
Mobile | Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	196	255	312
Mobile | Algeria | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	685	771	801
Mobile | Bangladesh | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	527	525	504
Mobile | Other frontier markets | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	102	135	159
Fixed
Disclosure of operating segments [line items]
Revenue from rendering of services	680	686	717
Fixed | Russia | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	523	539	566
Fixed | Pakistan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	0	0	0
Fixed | Ukraine | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	59	52	44
Fixed | Kazakhstan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	78	66	73
Fixed | Uzbekistan | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	1	2	2
Fixed | Algeria | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	0	0	0
Fixed | Bangladesh | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	0	0	0
Fixed | Other frontier markets | Operating segments
Disclosure of operating segments [line items]
Revenue from rendering of services	$ 19	$ 27	$ 32